SMA Relationship Trust

Portfolio of investments – September 30, 2024 (unaudited)

	Face
	amount	Value
Municipal bonds—101.0%
Alabama: 2.3%
Alabama Corrections Institution Finance Authority, Corrections Institution Finance, Revenue Bonds,
Series A, 5.000%, due 07/01/38	$3,810,000	$4,235,846
Series A, 5.250%, due 07/01/47	5,000,000	5,466,735
		9,702,581
Arizona: 1.8%
Salt River Project Agricultural Improvement & Power District, Refunding, Revenue Bonds,
Series A, 5.000%, due 01/01/45	2,000,000	2,172,387
Salt River Project Agricultural Improvement & Power District, Revenue Bonds,
Series A, 5.000%, due 01/01/47	5,000,000	5,536,381
		7,708,768
California: 3.0%
City of Los Angeles, Department of Airports, Refunding, Revenue Bonds,
Series A, 5.000%, due 05/15/40	2,005,000	2,198,284
Golden State Tobacco Securitization Corp., Asset-Backed, Refunding, Revenue Bonds, (ST APPROP),
Series A, 5.000%, due 06/01/32[1]	2,200,000	2,233,222
Series A, 5.000%, due 06/01/33[1]	1,200,000	1,218,121
Metropolitan Water District of Southern California, Revenue Bonds,
Series A, 5.000%, due 10/01/46	1,245,000	1,370,891
State of California, GO Bonds,
5.000%, due 12/01/43	5,000,000	5,495,367
		12,515,885
Colorado: 4.8%
Colorado State Education Loan Program, Revenue Notes,
Series A, 5.000%, due 06/30/25	20,000,000	20,319,672

Connecticut: 0.7%
State of Connecticut, Refunding, GO Bonds,
Series B, 5.000%, due 05/15/26	2,700,000	2,808,602

Delaware: 2.6%
State of Delaware, GO Bonds,
Series A, 5.000%, due 05/01/40	9,500,000	11,064,173

District of Columbia: 3.1%
District of Columbia Income Tax Revenue, Refunding, Revenue Bonds,
Series C, 5.000%, due 10/01/27	1,765,000	1,900,035
District of Columbia Water & Sewer Authority, Refunding, Revenue Bonds,
Series A, 5.000%, due 10/01/41	5,000,000	5,743,384
Washington Metropolitan Area Transit Authority Dedicated Revenue, Revenue Bonds,
Series A, 5.000%, due 07/15/45	5,000,000	5,355,924
		12,999,343

SMA Relationship Trust

Portfolio of investments – September 30, 2024 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Florida: 2.5%
Martin County Health Facilities Authority, Martin Memorial Medical Center Obligated Group, Revenue Bonds,
5.000%, due 11/15/45[1]	$950,000	$951,491
Miami-Dade County Transit System, Revenue Bonds,
Series A, 5.000%, due 07/01/43	2,000,000	2,152,262
Orlando Utilities Commission, Revenue Bonds,
Series A, 5.000%, due 10/01/48	3,000,000	3,300,933
School Board of Miami-Dade County, Refunding, COP,
Series B, 5.000%, due 05/01/26	1,900,000	1,925,135
School District of Broward County, Refunding, COP,
Series B, 5.000%, due 07/01/30	2,000,000	2,024,507
		10,354,328
Illinois: 5.9%
Illinois State Toll Highway Authority, Refunding, Revenue Bonds,
Series A, 5.000%, due 12/01/32	2,175,000	2,230,140
Illinois State Toll Highway Authority, Revenue Bonds,
Series A, 5.000%, due 01/01/46	1,000,000	1,092,718
Metropolitan Water Reclamation District of Greater Chicago, Refunding, GO Bonds,
Series C, 5.000%, due 12/01/26	1,300,000	1,368,094
State of Illinois, GO Bonds,
Series A, 5.000%, due 12/01/27	1,215,000	1,296,575
Series A, 5.000%, due 03/01/31	2,870,000	3,201,668
Series B, 5.000%, due 05/01/33	3,600,000	4,036,804
Series D, 5.000%, due 11/01/27	5,450,000	5,808,105
State of Illinois, Refunding, GO Bonds,
Series C, 4.000%, due 03/01/31	3,500,000	3,649,652
Series D, 5.000%, due 07/01/33	2,000,000	2,245,489
		24,929,245

SMA Relationship Trust

Portfolio of investments – September 30, 2024 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Louisiana: 0.3%
Louisiana Public Facilities Authority, Tulane University, Refunding, Revenue Bonds,
Series A, 5.000%, due 10/15/48	$1,000,000	$1,091,399

Maine: 1.0%
Maine Municipal Bond Bank, Revenue Bonds,
Series A, 5.000%, due 11/01/40	3,560,000	4,125,362

Massachusetts: 3.9%
Commonwealth of Massachusetts, Consolidated Loan, GO Bonds,
Series D, 5.000%, due 07/01/45	2,005,000	2,161,429
Commonwealth of Massachusetts, GO Bonds,
Series A, 5.000%, due 01/01/40	2,700,000	2,844,878
Commonwealth of Massachusetts, Refunding, GO Bonds,
Series E, 5.000%, due 11/01/27	4,505,000	4,864,912
Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds,
4.000%, due 05/01/25[1]	1,730,000	1,741,314
4.000%, due 05/01/25	145,000	146,011
Massachusetts Health & Educational Facilities Authority, Harvard University, Revenue Bonds,
Series R, 3.100%, due 11/01/49[2]	1,435,000	1,435,000
Series Y-R, 3.150%, due 07/01/35[2]	915,000	915,000
Massachusetts Water Resources Authority, Revenue Bonds,
Series B, 5.000%, due 08/01/44	2,000,000	2,165,441
		16,273,985
Michigan: 0.6%
Michigan Finance Authority, Hospital Trinity Health Credit Group, Refunding, Revenue Bonds,
Series A-MI, 5.000%, due 12/01/25	1,615,000	1,656,510
Series A-MI, 5.000%, due 12/01/37	1,000,000	1,046,843
		2,703,353
Mississippi: 3.0%
Mississippi Business Finance Corp, Chevron USA, Inc., Revenue Bonds,
Series C, 3.750%, due 11/01/35[2]	1,400,000	1,400,000
Series H, 3.375%, due 11/01/35[2]	10,375,000	10,375,000
Series L, 3.750%, due 11/01/35[2]	1,000,000	1,000,000
		12,775,000

SMA Relationship Trust

Portfolio of investments – September 30, 2024 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
New Jersey: 2.2%
New Jersey Health Care Facilities Financing Authority, Refunding, Revenue Bonds,
3.150%, due 07/01/35[2]	$4,010,000	$4,010,000
New Jersey Transportation Trust Fund Authority, State of New Jersey, Refunding, Revenue Bonds,
Series A, 5.000%, due 06/15/38	2,000,000	2,262,125
New Jersey Transportation Trust Fund Authority, State of New Jersey, Revenue Bonds,
Series BB, 5.000%, due 06/15/33	2,450,000	2,774,875
		9,047,000
New York: 19.7%
City of New York, GO Bonds,
Series A, 5.000%, due 08/01/43	4,320,000	4,602,442
Subseries D-1, 5.000%, due 12/01/40	3,000,000	3,194,810
Subseries D-1, 5.500%, due 05/01/46	6,000,000	6,759,274
Subseries F-1, 5.000%, due 04/01/40	1,940,000	2,047,039
Empire State Development Corp., State of New York Sales Tax Revenue, Refunding, Revenue Bonds,
Series A, 5.000%, due 03/15/41	3,420,000	3,681,461
New York City Municipal Water Finance Authority, Refunding, Revenue Bonds,
Series BB-1, 5.000%, due 06/15/44	5,300,000	5,804,276
New York City Municipal Water Finance Authority, Second General Resolution, Refunding, Revenue Bonds,
Series EE, 5.000%, due 06/15/40	3,000,000	3,166,293
Series FF, 5.000%, due 06/15/39	2,195,000	2,337,604
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding, Revenue Bonds,
Series A-1, 5.000%, due 11/01/25	4,000,000	4,104,913
New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds,
Series A-2, 5.000%, due 08/01/38	3,000,000	3,148,021
Series A-2, 5.000%, due 08/01/39	1,445,000	1,515,286
New York City Transitional Finance Authority, Future Tax Secured Revenue, Revenue Bonds,
Series F-1, 5.000%, due 02/01/46	11,050,000	12,157,669

SMA Relationship Trust

Portfolio of investments – September 30, 2024 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
New York—(continued)
New York State Dormitory Authority, Revenue Bonds,
Series A, 5.000%, due 03/15/43	$3,500,000	$3,671,069
New York State Dormitory Authority, State of New York Personal Income Tax Revenue, Refunding, Revenue Bonds,
Series A, 5.000%, due 03/15/40	2,500,000	2,645,994
Series A, 5.000%, due 03/15/44	6,000,000	6,508,756
Series A, 5.000%, due 03/15/46	3,000,000	3,266,643
New York State Thruway Authority, Revenue Bonds,
Series N, 5.000%, due 01/01/39	1,000,000	1,092,864
New York State Thruway Authority, State of New York Personal Income Tax Revenue, Refunding, Revenue Bonds,
5.000%, due 03/15/42	4,145,000	4,606,615
Triborough Bridge & Tunnel Authority, Metropolitan Transportation Authority Payroll Mobility Tax Revenue, Revenue Bonds,
Series B, 5.000%, due 12/16/24	5,000,000	5,018,318
Series C, 5.000%, due 05/15/47	3,000,000	3,270,097
		82,599,444
North Carolina: 1.7%
North Carolina Medical Care Commission, Vidant Health Obligated Group, Refunding, Revenue Bonds,
5.000%, due 06/01/31[1]	7,000,000	7,102,443

Ohio: 1.3%
State of Ohio, Common Schools, Refunding, GO Bonds,
Series B, 5.000%, due 09/15/27	5,000,000	5,379,486

Oregon: 0.6%
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds,
Series A, 5.000%, due 09/01/43[1]	2,500,000	2,681,217

Pennsylvania: 1.0%
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding, Revenue Bonds,
Series B, 5.000%, due 12/01/46	2,000,000	2,159,073
Pennsylvania Turnpike Commission, Revenue Bonds,
Series A-1, 5.000%, due 12/01/46	2,000,000	2,021,301
		4,180,374

SMA Relationship Trust

Portfolio of investments – September 30, 2024 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
South Carolina: 1.3%
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group, Revenue Bonds,
Series A, 5.000%, due 11/01/38	$1,865,000	$2,126,312
Series A, 5.000%, due 11/01/39	1,250,000	1,417,814
South Carolina Public Service Authority, Refunding, Revenue Bonds,
Series A, 5.000%, due 12/01/24[1]	1,515,000	1,518,946
Series A, 5.000%, due 12/01/24	485,000	485,943
		5,549,015
Texas: 28.8%
Argyle Independent School District, GO Bonds, (PSF-GTD),
5.000%, due 08/15/47	5,000,000	5,453,319
Austin Community College District, GO Bonds,
5.000%, due 08/01/30[1]	1,000,000	1,017,653
City of Irving, GO Bonds,
4.000%, due 09/15/38	1,430,000	1,487,437
Crowley Independent School District, GO Bonds, (PSF-GTD),
5.000%, due 02/01/44	5,670,000	6,296,821
Dallas Independent School District, GO Bonds, (PSF-GTD),
5.000%, due 02/15/41	1,010,000	1,123,392
5.000%, due 02/15/48	2,000,000	2,179,713
Series A, 5.000%, due 02/15/25	1,000,000	1,007,080
Garland Independent School District, GO Bonds, (PSF-GTD),
Series A, 5.000%, due 02/15/48	5,900,000	6,455,499
Garland Independent School District, Refunding, GO Bonds, (PSF-GTD),
5.000%, due 02/15/26	2,235,000	2,307,849
Harris County Health Facilities Development Corp., Houston Methodist Hospital Obligated Group, Refunding, Revenue Bonds,
Series A-1, 4.050%, due 12/01/41[2]	25,000,000	25,000,000
Series A-2, 4.050%, due 12/01/41[2]	13,100,000	13,100,000
Hutto Independent School District, GO Bonds, (PSF-GTD),
5.000%, due 08/01/48	1,875,000	2,053,845
Midland Independent School District, GO Bonds, (PSF-GTD),
5.000%, due 02/15/47	3,670,000	4,014,115
Northwest Independent School District, GO Bonds, (PSF-GTD),
5.000%, due 02/15/48	2,515,000	2,725,740
Permanent University Fund - University of Texas System, Texas State University System, Refunding, Revenue Bonds,
Series B, 5.000%, due 07/01/37	25,000,000	29,242,095

SMA Relationship Trust

Portfolio of investments – September 30, 2024 (unaudited)

	Face
	amount	Value
Municipal bonds—(continued)
Texas—(continued)
Texas Water Development Board, State Revolving Fund, Revenue Bonds,
5.000%, due 08/01/41	$1,295,000	$1,447,008
Texas Water Development Board, State Water Implementation Revenue Fund for Texas, Revenue Bonds,
Series A, 5.000%, due 10/15/37	5,000,000	5,774,778
Series A, 5.000%, due 10/15/38	1,085,000	1,252,653
Texas Water Development Board, State Water Implementation Revenue Fund For Texas, Revenue Bonds,
Series A, 5.000%, due 10/15/44[3]	8,000,000	9,004,320
		120,943,317
Washington: 8.5%
City of Seattle WA Municipal Light & Power Revenue, Refunding, Revenue Bonds,
5.000%, due 10/01/41	3,810,000	4,331,455
County of King WA Sewer Revenue, Refunding, Revenue Bonds,
5.000%, due 07/01/47[1]	11,215,000	11,262,384
Energy Northwest, Bonneville Power Administration, Refunding, Revenue Bonds,
Series A, 5.000%, due 07/01/40	1,000,000	1,148,949
King County School District No. 414 Lake Washington, Refunding, GO Bonds, (SCH BD GTY),
4.000%, due 12/01/27	4,205,000	4,402,321
State of Washington, GO Bonds,
Series 2020-A, 5.000%, due 08/01/43	3,070,000	3,288,992
Series A, 5.000%, due 08/01/43	5,000,000	5,471,732
State of Washington, Refunding, GO Bonds,
Series R-2024C, 5.000%, due 08/01/40	3,910,000	4,496,655
Washington State Health Care Facilities Authority, Providence Health & Services, Revenue Bonds,
Series A, 5.000%, due 10/01/25	1,435,000	1,436,004
		35,838,492

SMA Relationship Trust

Portfolio of investments – September 30, 2024 (unaudited)

	Face
	amount	Value
Municipal bonds—(concluded)
Wisconsin: 0.4%
State of Wisconsin, Refunding, Revenue Bonds,
Series B, 5.000%, due 05/01/31[1]	$1,500,000	$1,558,107
Total municipal bonds (cost—$427,026,951)		424,250,591
Total investments (cost—$427,026,951)—101.0%		424,250,591
Liabilities in excess of other assets—(1.0)%		(4,013,577)
Net assets—100.0%		$420,237,014

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Municipal bonds	$—	$424,250,591	$—	$424,250,591
Total	$—	$424,250,591	$—	$424,250,591

Portfolio footnotes

1	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.
2	Floating or variable rate securities. The rates disclosed are as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
3	Security purchased on a when–issued basis. When–issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

Portfolio acronyms

COP Certificate of Participation

GO General Obligation

PSF-GTD Permanent School Fund

SCH BD GTY School Bond Guaranty

ST APPROP State Appropriation

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third party pricing services. UBS AM has the Equities, Fixed Income and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value the Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semi-annual report to shareholders dated June 30, 2024.